S000068768 [Member] Average Annual Total Returns		12 Months Ended	55 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.47%	(1.45%)
ICE 0-3 Month US Treasury Securities Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.09%	2.03%
iShares 0-3 Month Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.28%	2.59%
Performance Inception Date			May 26, 2020
iShares 0-3 Month Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	1.56%
iShares 0-3 Month Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	1.54%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through February 28, 2021 reflect the 3pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Index returns from March 1, 2021 through November 30, 2023 reflect the performance of the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Index returns beginning on December 1, 2023 reflect the performance of the standard pricing variant of the ICE 0-3 Month US Treasury Securities Index, which now utilizes pricing as of 4pm, and resulted in a discontinuation of the 4pm pricing variant.